NORTHERN LIGHTS FUND TRUST

August 3, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-
CMG Mauldin Core Fund
CMG Tactical Bond Fund
CMG Tactical All Asset Strategy Fund

Post-Effective Amendment No. 1364 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of CMG Mauldin Core Fund, CMG Tactical Bond Fund and CMG Tactical All Asset Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
CMG Mauldin Core Fund	1364	0001580642-21-003382	July 30, 2021
CMG Tactical Bond Fund	1364	0001580642-21-003382	July 30, 2021
CMG Tactical All Asset Strategy Fund	1364	0001580642-21-003382	July 30, 2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer Secretary